Other Liabilities and Provisions - Summary of Other Liabilities and Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)
Financial liabilities
Deposits and others				₨ 7
Non current financial liabilities				7
Non-Financial liabilities
Employee benefits obligations	₨ 2,083			1,791
Others	3,175			2,440
Liabilities directly associated with assets held for sale				(8)
Non current non financial liabilities	5,258			4,223
Other non-current liabilities	5,258			4,230
Financial liabilities
Deposits and others	644			1,050
Current financial liabilities	644	$ 9		1,050
Non-Financial liabilities
Statutory and other liabilities	5,430			4,263
Employee benefits obligations	10,065			8,537
Advance from customers	1,361			1,901
Others	1,190			1,139
Liabilities directly associated with assets held for sale				(277)
Current non-financial liabilities	18,046	261		15,563
Other current liabilities	18,690			16,613
Total	23,948			20,843
Non-current
Provision for warranty	2			3
Non-current provisions	2		[1]	3
Current
Provision for warranty	275			290
Others	363			506
Current provisions	638	$ 9		796
Total	₨ 640			₨ 799

[1]	Value is less than ₹ 1